Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits, Prepayment and Other Receivables
Prepaid insurance and others	$ 2	$ 494
Other receivables and deposit paid	4,267	3,060
Deposits, prepayment and other receivables	$ 4,269	$ 3,554